Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Note 12
Intangible Assets

	2025			2024			2023
EUR'000	Software	Goodwill	Total	Software	Goodwill	Total	Software	Goodwill	Total
Cost
Beginning of period	1,069	17,763	18,832	693	16,707	17,400	662	—	662
Acquisition of businesses	—	—	—	—	—	—	—	16,919	16,919
Additions	1,506	—	1,506	410	—	410	31	—	31
Disposals	—	—	—	(38)	—	(38)	—	—	—
Exchange differences	—	—	—	4	1,056	1,060	—	(212)	(212)
31 December	2,575	17,763	20,338	1,069	17,763	18,832	693	16,707	17,400
Accumulated depreciation
Beginning of period	642	—	642	453	—	453	243	—	243
Depreciation charge	264	—	264	189	—	189	210	—	210
31 December	906	—	906	642	—	642	453	—	453
Net book value	1,669	17,763	19,432	427	17,763	18,190	240	16,707	16,947
Software additions during 2025, 2024 and 2023 are mainly related to the development of the Company’s software solutions. In 2025, software additions also included the implementation costs related to the Enterprise
Resource Planning (ERP) system.
Goodwill of EUR 16.9 million was recognised on 19 December 2023 in relation to the acquisition of Eneti. The Group has two CGUs consisting of the WTGFIV and the O&M units with specific vessels allocated.
Note 12
Intangible Assets
Continued from previous page
Impairment test
Goodwill arising from the merger with Eneti is allocated to the WTGFIV CGU as the expected synergies will arise from this CGU. Management has performed an evaluation of impairment indicators for the O&MV
CGU to which no goodwill is allocated. Management concluded that indicators of impairment are present and has therefore also performed an impairment test for this CGU. The Company has performed an annual impairment test of the WTGFIV CGU. Neither in 2025, 2024 and nor in 2023 did the test result in any impairment.
The annual impairment test is an assessment of whether the recoverable amount being the value in use (or fair value less cost of disposal) of the cash generating unit, will be able to generate sufficient positive future net cash flows to support the carrying amount of the assets related to the cash generating unit.

EUR m	Recoverable amount			Excess values (recoverable amount less carrying amount)
CGU	2025	2024[1]	2023¹	2025	2024¹	2023¹
WTGFIV	5,099	1,103	574	2,457	227	58
O&MV	355	89	95	41	1	—
Total	5,454	1,192	669	2,498	228	58
Applied assumptions
As of 31 December 2025, the assessment of the recoverable amount of the CGU's is based on the value in use (VIU). In 2024 and 2023, the impairment test involves estimating both FVLCOD (Fair value less costs of disposal) and VIU and comparing the higher amount to the asset’s carrying amount. Fair values are obtained through third-party broker assessment (level 3) of the vessels from at least two independent brokers.
The discounted cash flow period has been calculated from the remaining useful life of the vessels as this is deemed most representative for the actual value of the vessels. Accordingly, the calculation has no terminal value.
The VIU is based on cash flow projections in financial budgets and business plans using a five year period from 2026-2031 as follows:
•Revenue projection is based on signed contracts and expected revenue for the capacity not signed yet as well as foundation contracts.
•Cost of sales are based on the business plan which is inflated afterwards, and expected maintenance based on investment budget.
•Inflation is forecast at 2.5%
The discount rate used in the calculation is based on a Weighted Average Cost of Capital (WACC), reflecting the cost of equity, cost of debt and capital structure, and is 10.1% after tax, (9.5% after tax in 2024 and 9.5%
after tax in 2023). As Cadeler is subject to the tonnage tax regime, the tax consideration in the WACC calculation for impairment of a vessel is immaterial, thus the before and after tax WACC remain the same for impairment testing purposes. Regarding the O&MV CGU, the calculations showed no indication of impairment, as the future value of cash flows was higher than the carrying amount of the vessel, although there was limited headroom.
Accounting policies
Goodwill is tested for impairment at least once a year or sooner if an impairment indication arises.
Impairment testing is performed for each CGU to which goodwill is allocated, as determined by
Management.
If the carrying amount of intangible assets exceeds the recoverable amount, an impairment will be recognised in the statement of profit and loss. Any impairment of goodwill impairment losses cannot be reversed subsequently.
Intangible assets, such as software, are recognised at cost less accumulated depreciation and accumulated impairment losses. The cost of an intangible asset initially recognised includes its purchase price and any directly attributable costs necessary to prepare the asset for its intended use. Depreciation is calculated on a straight-line basis over the estimated useful life, which is 3 years for software.